Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
5
– Trade Receivables

	January 31, 2017	January 31, 2016
Trade receivables	26,495	27,080
Less: Allowance for doubtful accounts	(1,094)	(1,466)
	25,401	25,614

Included in accounts receivable are unbilled receivables in the amount of
$1.0
million as at
January
31,
2017
($1.0
million as at
January
31,
2016).
Bad debt expense was
$0.6
million,
$0.8
million and
$0.4
million for the years ended
January
31,
2017,
January
31,
2016
and
January
31,
2015,
respectively.